Cash Payments For Interest (Net of Amounts Capitalized) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Cash payments for interest (net of amounts capitalized)	$ 891	$ 795	$ 499